FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:    28-05741
                        ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin     1/29/2010
-----------------------  ----------------------  ------------
      (Signature)            (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        100

Form 13F Information Table Value Total:  $ 138,699
                                        (thousands)

List of Other Included Managers:              None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               December 31, 2009

                                                                                                 Voting Authority
                                                                                                -------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Othr
Name of Issuer               Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole    Shared None
---------------------------  --------------   --------- -------- ------- --- ---- ------- ---- ------- ------ ------
3M CO.                       COM              88579Y101    1,142  13,817 SH       Sole          13,817
ABB LTD.                     SPONSORED ADR    000375204    3,766 197,187 SH       Sole         154,567        42,620
ABBOTT LABS                  COM              002824100    1,608  29,792 SH       Sole          29,522           270
AMAZON COM INC.              COM              023135106      934   6,940 SH       Sole           6,850            90
AMERICA MOVIL SAB CV         SPON ADR L SHS   02364W105    2,362  50,277 SH       Sole          36,967        13,310
AMERICAN ELEC PWR INC.       COM              025537101      232   6,679 SH       Sole           6,259           420
AMPHENOL CORP NEW            CL A             032095101    2,392  51,792 SH       Sole          35,362        16,430
APPLE COMPUTER INC.          COM              037833100    5,994  28,445 SH       Sole          22,950         5,495
AT&T INC.                    COM              00206R102      233   8,311 SH       Sole           8,311
BAIDU COM INC.               SPON ADR REP A   056752108      260     632 SH       Sole             602            30
BAXTER INTL INC.             COM              071813109      414   7,058 SH       Sole           6,733           325
BERKSHIRE HATHAWAY INC.      CL B             084670207    1,696     516 SH       Sole             516
BHP BILLITON LTD.            SPONSORED ADR    088606108    4,542  59,311 SH       Sole          47,611        11,700
BMC SOFTWARE INC.            COM              055921100    2,320  57,844 SH       Sole          42,254        15,590
BP PLC                       SPONSORED ADR    055622104    1,248  21,524 SH       Sole          21,524
BRIGGS & STRATTON CORP.      COM              109043109      244  13,025 SH       Sole          13,025
BRISTOL MYERS SQUIBB         COM              110122108      341  13,500 SH       Sole          13,500
BURLINGTON NRTHN SANTA       COM              12189T104    1,094  11,089 SH       Sole          11,014            75
CAMERON INTL CORP.           COM              13342B105    3,372  80,665 SH       Sole          58,763        21,902
CAMPBELL SOUP CO.            COM              134429109      372  11,000 SH       Sole          11,000
CERNER CORP.                 COM              156782104      317   3,850 SH       Sole           3,850
CHEVRON CORP NEW             COM              166764100    1,581  20,540 SH       Sole          20,540
CHINA LIFE INS CO LTD.       SPON ADR REP H   16939P106    3,891  53,041 SH       Sole          41,761        11,280
CISCO SYS INC.               COM              17275R102      355  14,822 SH       Sole          14,122           700
CNOOC LTD.                   SPONSORED ADR    126132109    4,118  26,492 SH       Sole          19,562         6,930
CO BRASILEIRA DE DISTR       SPN ADR PFD CL A 20440T201      791  10,525 SH       Sole           9,695           830
COACH INC.                   COM              189754104    1,164  31,870 SH       Sole          31,770           100
COCA COLA CO.                COM              191216100      313   5,486 SH       Sole           5,441            45
COGNIZANT TECH SOLUTNS       CL A             192446102    3,211  70,828 SH       Sole          52,048        18,780
COMPANHIA DE BEBIDAS         SPON ADR PFD     20441W203    3,806  37,649 SH       Sole          27,229        10,420
CONOCOPHILLIPS               COM              20825C104      353   6,909 SH       Sole           6,909
CREDIT SUISSE GROUP          SPONSORED ADR    225401108    2,805  57,064 SH       Sole          42,024        15,040
CTRIP COM INTL LTD.          ADR              22943F100    2,629  36,589 SH       Sole          30,499         6,090
DOMINION RES VA NEW          COM              25746U109      735  18,884 SH       Sole          18,884
DONALDSON INC.               COM              257651109      528  12,406 SH       Sole           9,766         2,640
DU PONT E I DE NEMOURS       COM              263534109      596  17,700 SH       Sole          17,700
E M C CORP MASS              COM              268648102      183  10,490 SH       Sole          10,040           450
EDWARDS LIFESCIENCES         COM              28176E108    2,681  30,867 SH       Sole          21,197         9,670
EMERSON ELEC CO.             COM              291011104      458  10,755 SH       Sole          10,335           420
EXPRESS SCRIPTS INC.         COM              302182100      386   4,465 SH       Sole           4,320           145
EXXON MOBIL CORP.            COM              30231G102    4,428  64,941 SH       Sole          64,941
FASTENAL CO.                 COM              311900104      662  15,891 SH       Sole          15,891
FIDELITY NATL INFO SVC.      COM              31620M106      375  16,015 SH       Sole          16,015
FISERV INC.                  COM              337738108    1,709  35,250 SH       Sole          35,250
FLOWSERVE CORP.              COM              34354P105      291   3,075 SH       Sole           3,030            45
FLUOR CORP NEW               COM              343412102      387   8,594 SH       Sole           8,094           500
FPL GROUP INC.               COM              302571104      273   5,165 SH       Sole           5,010           155
FRANKLIN RES INC.            COM              354613101    2,807  26,647 SH       Sole          19,302         7,345
FREEPORT-MCMORAN COP&G       COM              35671D857      212   2,645 SH       Sole           2,340           305
GENERAL ELEC CO.             COM              369604103      154  10,205 SH       Sole          10,205
GILEAD SCIENCES INC.         COM              375558103    2,534  58,560 SH       Sole          45,230        13,330
GOLDCORP INC NEW             COM              380956409      346   8,800 SH       Sole           8,800
GOOGLE INC.                  CL A             38259P508    3,625   5,847 SH       Sole           4,238         1,609
HDFC BANK LTD.                ADR REPS 3 SHS  40415F101      205   1,575 SH       Sole           1,475           100
HESS CORP.                   COM              42809H107      511   8,440 SH       Sole           8,440
HEWLETT PACKARD CO.          COM              428236103    2,636  51,176 SH       Sole          43,321         7,855
INTERNATIONAL BUSINESS MACHS COM              459200101      974   7,439 SH       Sole           7,309           130
ISHARES TR                   RUSSELL MCP GR   464287481      219   4,840 SH       Sole           4,150           690
ISHARES TR                   RUSSELL1000GRW   464287614      373   7,490 SH       Sole           7,490
ISHARES TR                   S&P SMLCAP 600   464287804      425   7,771 SH       Sole           7,211           560
ITAU UNIBANCO BANCO MU       SPON ADR REP PFD 465562106    1,273  55,749 SH       Sole          53,680         2,069
JOHNSON & JOHNSON            COM              478160104      830  12,888 SH       Sole          12,888
JOHNSON CTLS INC.            COM              478366107      387  14,200 SH       Sole          14,200
JPMORGAN CHASE & COMPANY     COM              46625H100    3,279  78,687 SH       Sole          55,192        23,495
KIMBERLY CLARK CORP.         COM              494368103    1,585  24,876 SH       Sole          24,876
KOHLS CORP.                  COM              500255104    3,236  60,001 SH       Sole          48,166        11,835
MANPOWER INC.                COM              56418H100      531   9,732 SH       Sole           9,732
MEDCO HEALTH SOLUTIONS       COM              58405U102    4,069  63,665 SH       Sole          51,035        12,630
NATIONAL PRESTO INDS.        COM              637215104      594   5,437 SH       Sole           5,437
NETFLIX INC.                 COM              64110L106      315   5,710 SH       Sole           5,345           365
NEWMONT MINING CORP.         COM              651639106      248   5,234 SH       Sole           5,234
NIKE INC.                    CL B             654106103    2,553  38,640 SH       Sole          26,770        11,870
NOVO-NORDISK A S             ADR              670100205    4,896  76,683 SH       Sole          62,733        13,950
OCEANEERING INTL INC.        COM              675232102      858  14,665 SH       Sole          14,425           240
PEPSICO INC.                 COM              713448108    2,028  33,361 SH       Sole          33,231           130
PETROLEO BRASILEIRO SA       SPONSORED ADR    71654V408    3,417  71,674 SH       Sole          54,494        17,180
PHILIP MORRIS INTL INC.      COM              718172109      686  14,225 SH       Sole          14,225
POLO RALPH LAUREN CORP.      CL A             731572103      254   3,135 SH       Sole           3,135
PPG INDS INC.                COM              693506107      296   5,064 SH       Sole           5,064
PRAXAIR INC.                 COM              74005P104      301   3,745 SH       Sole           3,485           260
PROCTER & GAMBLE CO.         COM              742718109    1,892  31,205 SH       Sole          30,913           292
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    1,509  25,112 SH       Sole          25,112
SARA LEE CORP.               COM              803111103      390  31,997 SH       Sole          31,997
SMITH A O                    COM              831865209      668  15,401 SH       Sole          15,401
SMUCKER J M CO.              COM NEW          832696405      218   3,529 SH       Sole           3,529
SNAP ON INC.                 COM              833034101      463  10,948 SH       Sole          10,948
SPDR TR                      UNIT SER 1       78462F103      345   3,098 SH       Sole           3,098
SYNGENTA AG                  SPONSORED ADR    87160A100    2,877  51,120 SH       Sole          37,855        13,265
TENARIS S A                  SPONSORED ADR    88031M109      499  11,709 SH       Sole           9,959         1,750
TEVA PHARMACEUTCL INDS.      ADR              881624209      321   5,705 SH       Sole           5,705
TEXAS INSTRUMENTS INC.       COM              882508104      231   8,853 SH       Sole           8,853
TRANSOCEAN LTD.              REG SHS          H8817H100    2,534  30,605 SH       Sole          22,425         8,180
US BANCORP DEL               COM NEW          902973304      308  13,671 SH       Sole          13,671
VALE S A                     ADR              91912E105    3,722 128,223 SH       Sole          98,663        29,560
VEOLIA ENVIRONNEMENT         SPONSORED ADR    92334N103      526  16,000 SH       Sole          16,000
VISA INC.                    COM CL A         92826C839      297   3,400 SH       Sole           3,400
WEATHERFORD INTL LTD.        REG              H27013103      836  46,666 SH       Sole          46,666
WESTERN DIGITAL CORP.        COM              958102105      311   7,050 SH       Sole           6,890           160
WISCONSIN ENERGY CORP.       COM              976657106      245   4,925 SH       Sole           4,760           165
YAHOO INC.                   COM              984332106      258  15,400 SH       Sole          15,100           300
REPORT SUMMARY                            100            138,699